7. Share-based payments (Details 3)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividend yield	0.00%
Nonemployee Common stock warrants [Member]
Volatility	144.00%
Risk-free interest rate	1.50%
Expected life (years)	3 years
Dividend yield	0.00%
Nonemployee Common stock warrants - Fully-vested [Member]
Dividend yield
Nonemployee Common stock warrants - Fully-vested [Member] | Minimum [Member]
Volatility		102.00%	121.00%
Risk-free interest rate		0.50%	1.40%
Expected life (years)		1 year	3 years
Nonemployee Common stock warrants - Fully-vested [Member] | Maximum [Member]
Volatility		272.00%	173.00%
Risk-free interest rate		1.50%	1.60%
Expected life (years)		5 years	4 years